Derivative Instruments - Fair Value Inputs - Quantitative Information (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum | Valuation, Market Approach [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread	[1]	$ (0.546)
Minimum | Valuation Technique, Option Pricing Model [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread Percentage	[1]	46.00%
Maximum | Valuation, Market Approach [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread	[1]	$ 0.172
Maximum | Valuation Technique, Option Pricing Model [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread Percentage	[1]	158.00%
Weighted Average [Member] | Valuation, Market Approach [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread	[1]	$ (0.057)
Weighted Average [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread Percentage	[1]	105.00%
Liquefaction Supply Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Net Fair Value Asset		$ 184,000,000	$ 48,000,000	$ (68,000)
Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Net Fair Value Asset		173,000,000	35,075,000	$ (4,357,000)
Physical Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Net Fair Value Asset		$ 173,000,000
Physical Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum | Valuation, Market Approach [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread			$ (0.718)
Physical Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum | Valuation Technique, Option Pricing Model [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread Percentage			86.00%
Physical Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum | Valuation, Market Approach [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread			$ 0.050
Physical Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum | Valuation Technique, Option Pricing Model [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread Percentage			191.00%

[1]	Unobservable inputs were weighted by the relative fair value of the instruments.